Business Combinations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Business Combinations
12.	Business Combinations

(1)	2020

1)	Merger of Tbroad Co., Ltd. and two other companies by SK Broadband Co., Ltd.:
On April 30, 2020, SK Broadband Co., Ltd., a subsidiary of the Parent Company, merged with Tbroad Co., Ltd., Tbroad Dongdaemun Broadcasting Co., Ltd. and Korea Digital Cable Media Center Co., Ltd. in order to strengthen the competitiveness and enhance the synergy as a comprehensive media company. The considerations transferred included shares of SK Broadband Co., Ltd. transferred based on the merger ratio and the obligations and rights pursuant to the shareholders’ agreement between the Parent Company and the acquiree’s shareholders, both measured at fair value as of April 30, 2020. The Group recognized the difference between the fair value of net assets acquired and the consideration transferred amounting to ￦405,639 million as goodwill.
The Group’s consolidated revenue and profit for the year would have been ￦18,831,147 million and ￦1,516,857 million, respectively, if the acquisition has occurred on January 1, 2020. The Group cannot reasonably identify the acquiree’s revenue and profit for the year included in the consolidated statement of income, as the business of Tbroad Co., Ltd. and the other two companies were merged with the Group’s subsidiary, SK Broadband Co., Ltd., and no separate financial information post acquisition is available.
(i)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Fair value of shares of SK Broadband Co., Ltd.	￦	862,147
Fair value of derivative liability(*1)		320,984

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		110,644
Short-term financial instruments		6
Accounts receivable — trade and other		66,241
Prepaid expenses		36,324
Contract assets		14,033
Long-term investment securities		6,239
Investments in associates and joint ventures		13,637
Property and equipment, net		245,654
Intangible assets, net(*2)		423,515
Other assets		3,261
Deferred tax assets		1,296
Accounts payable — trade and other		(105,179)
Contract liabilities		(1,674)
Income tax payable		(18,065)
Provisions		(2,755)
Defined benefit liabilities		(30)
Other liabilities		(15,655)

	￦	777,492

III. Goodwill(I - II)		405,639

(*1)
The Parent Company has recognized fair value of obligations and rights in connection with the shareholders’ agreement with the acquiree’s shareholders as consideration for the business combination. (See note 22)

(*2)
Identifiable intangible asset recognized by the Group in the business combination included customer relationships related to Tbroad Co., Ltd. and Tbroad Dongdaemun Broadcasting Co., Ltd. measured at fair value on the date of merger amounting to ￦374,019 million. Fair value of the customer relationships was estimated based on the multi-period excess earnings method (“MPEEM”). MPEEM is a valuation technique under income approach which estimates fair value by discounting the expected future excess earnings attributable to an intangible asset using risk adjusted discount rate. The following table shows the details of valuation technique used in measuring fair values as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Interrelationship between key unobservable inputs and fair value measurement
Customer relationships	MPEEM	• Estimated revenue per user • Future churn rates • Weighted average cost of capital (“WACC”) (7.7% for Tbroad Co., Ltd. and 8.3% for Tbroad Dongdaemun Broadcasting Co., Ltd.)
•  The fair value of customer relationship will increase if expected revenue per subscriber increases and customer churn rate in the future and WACC decrease.
•  The fair value of customer relationship will decrease if expected revenue per subscriber decreases and customer churn rate in the future and WACC increase.

2)	Acquisition of Broadband Nowon Co., Ltd. by the Parent Company:
The Parent Company has obtained control by acquiring 627,000 shares(55%) of Tbroad Nowon Broadcasting Co., Ltd. and Tbroad Nowon Broadcasting Co., Ltd. changed its name to Broadband Nowon Co., Ltd. during the year ended December 31, 2020. The consideration transferred was ￦10,421 million in cash and the difference between the fair value of net assets acquired and the consideration transferred amounting to ￦733 million was recognized as other non-operating
income. Subsequent to the acquisition, Broadband Nowon Co., Ltd. recognized revenue of ￦5,756 million and net profit of ￦426 million.
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Broadband Nowon Co., Ltd.
Location	21, 81gil, Dobong-ro, Gangbuk-gu, Seoul, Korea
CEO	Yoo, Chang-Wan
Industry	Cable broadcasting services
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	10,421

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		18,106
Accounts receivable — trade and other		1,122
Property and equipment, net		1,784
Intangible assets, net		360
Other assets		595
Accounts payable — trade and other		(1,351)
Other liabilities		(336)

		20,280

III. Non-controlling interests:		9,126

IV. Gain on bargain purchase (I - II+III)	￦	(733)

3)	Acquisition of security equipment construction and security services business of SK hystec inc. by ADT CAPS Co., Ltd.
ADT CAPS Co., Ltd., a subsidiary of the Parent Company, acquired the security equipment construction and security services business from SK hystec inc., a related party of the Group, in order to strengthen the expertise and the competitiveness of security business during the year ended December 31, 2020. The consideration transferred was ￦8,047 million, among which ￦2,958 million was paid in cash during the year ended December 31, 2020 and the remaining balance will be paid at ￦3,000 million annually in July 2021 and July 2022. The Group recognized the difference between the fair value of net assets acquired and the consideration transferred amounting to ￦2,892 million as goodwill.

(i)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	￦	8,047

II. Fair value of identifiable assets acquired and liabilities assumed:
Accounts receivable — trade and other		6,787
Property and equipment, net		363
Intangible assets, net		6,460
Other assets		4
Accounts payable — trade and other		(5,306)
Defined benefit liabilities		(1,227)
Deferred tax liabilities		(1,554)
Other liabilities		(372)

		5,155

III. Goodwill (I - II)	￦	2,892

4)	Business combination under common control: Merger of Life & Security Holdings Co., Ltd. by SK Infosec Co., Ltd.
SK Infosec Co., Ltd. merged with Life & Security Holdings Co., Ltd., a subsidiary of the Parent Company, to improve business management efficiency on December 30, 2020. As this transaction is a business combination under common control, the acquired assets and liabilities were recognized at the carrying amounts in the ultimate controlling entity’s consolidated financial statements and there is no effect on the assets and liabilities of consolidated financial statements. As a result of the merger, the Parent Company’s ownership interest of SK Infosec Co., Ltd. has changed from 100% to 62.6%.

(2)	2019

1)	Acquisition of Incross Co., Ltd. by the Parent Company
The Parent Company acquired 2,786,455 shares of Incross Co., Ltd. at ￦53,722 million in cash during the year ended December 31, 2019 in order to expand digital advertising business through the integration of the Group’s technological capabilities. Although the Parent Company owns less than 50% of the investee, the management has determined that the Parent Company controls Incross Co., Ltd. considering the level of dispersion of remaining voting rights and voting patterns at previous shareholders’ meetings, and the fact that the Parent Company has a right to appoint the majority of the members of board of directors by the virtue of an agreement with the investee’s other shareholders. Incross Co., Ltd. reported ￦19,787 million of revenue and ￦5,756 million of profit since the Group obtained control.
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Incross Co., Ltd.
Location	5 th floor, 1926, Nambusunhwan-ro, Gwanak-gu, Seoul, Korea
CEO	Lee, Jae-won
Industry	Media representative business
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	53,722

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		17,400
Short-term financial instruments		24,941
Accounts receivable — trade and other		67,259
Property and equipment, net		2,411
Intangible assets, net		2,709
Other assets		9,254
Accounts payable — trade and other		(57,309)
Other liabilities		(1,984)

		64,681

III. Non-controlling interests:		40,592

IV. Goodwill(I - II+III)	￦	29,633

(3)	2018

1)	Acquisition of id Quantique SA by the Parent Company:
As of April 30, 2018, the Parent Company acquired additional 41,157,506 shares in exchange of ￦55,249 million in cash, which resulted in the Parent Company’s obtaining control over id Quantique SA with 44,157,506 shares and 58.1% ownership of the outstanding shares, in aggregate. Taking control of id Quantique SA will enable the Parent Company to increase its corporate value as the leading mobile telecommunication operator in Korea and to generate profit in overseas markets by utilizing quantum cryptographic technologies.
In addition, the Parent Company acquired additional 16,666,666 shares in exchange for assets amounting to ￦5,672 million resulting in the increase of the ownership to 65.6%.
id Quantique SA has recognized ￦9,935 million in revenue and ￦5,220 million in net losses since the Group obtained control. Meanwhile, the existing shares were reclassified into the investment in a subsidiary from the FVOCI equity instrument with the valuation gain on FVOCI equity instrument of ￦1,636 million reclassified into the retained earnings.

(i)	Summary of the acquiree

Information of Acquiree
Corporate name	id Quantique SA
Location	3, CHEMIN DE LA MARBRERIE, 1227 CAROUGE, SWITZERLAND
CEO	Gregoire Ribordy
Industry	Quantum information and communications industry
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	55,249
Existing shares(financial assets at FVOCI) at fair value		3,965

		59,214

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		1,538
Accounts receivable — trade and other		13,609
Inventories		2,003
Property and equipment, net		415
Intangible assets, net		7,566
Other assets		447
Accounts payable — trade and other		(1,569)
Other liabilities		(2,880)

		21,129

III. Non-controlling interests:		9,290

IV. Goodwill(I - II+III)	￦	47,375

2)	Acquisition of Life & Security Holdings Co., Ltd. by the Parent Company
As of October 1, 2018, the Parent Company obtained control by acquiring 55% ownership of Life & Security Holdings Co., Ltd which owns 100% ownership of ADT CAPS Co., Ltd. in order to strengthen the security business and expand residential customer base. The consideration for the business combination was ￦696,665 million in cash, and the difference between the fair value of net assets acquired and the consideration paid amounting to ￦1,155,037 million was recognized as goodwill. Subsequent to the acquisition, Life & Security Holdings Co., Ltd. recognized revenue of ￦197,487 million, and net profit of ￦6,038 million. In addition, assuming that the business combination occurred at the beginning of the reporting period, the Group would have additionally recognized revenue of ￦763,375 million, and net loss of ￦19,548 million.
(i)	Summary of the acquiree

Information of Acquiree
Corporate name	Life & Security Holdings Co., Ltd.
Location	323, Incheon tower-daero, Yeonsu-gu, Incheon, Korea
CEO	Choi, Jin-hwan
Industry	Holding company of subsidiaries in security business
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed at the acquisition date are as follows:

(In millions of won)
	Amount
I. Considerations transferred:
Cash and cash equivalents	￦	696,665

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		101,896
Accounts receivable — trade and other		40,241
Inventories		2,440
Property and equipment, net		427,752
Intangible assets, net		1,019,503
Other assets		3,956
Accounts payable — trade and other		(296,660)
Borrowings		(1,744,839)
Deferred tax liabilities		(229,207)
Other liabilities		(158,042)

		(832,960)

III. Non-controlling interests:		(374,588)

IV. Goodwill(I - II+III)	￦	1,155,037

3)    Business combination under common control: Acquisition of SK Infosec Co., Ltd.
The Group acquired 100% ownership of SK Infosec Co., Ltd. from SK Holdings Co., Ltd., the ultimate controlling entity of the Parent Company, in order to create synergy in the security business and increase corporate value. As this transaction is a business combination under common control, the acquired assets and liabilities were recognized at the carrying amounts in the ultimate controlling entity’s consolidated financial statements. Considerations transferred and assets and liabilities recognized at the acquisition date are as follows:

(In millions of won)	Amount
I. Considerations transferred:
Treasury shares of the Parent Company(*)	￦	281,151

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		30,762
Accounts receivable — trade and other		62,448
Inventories		1,293
Property and equipment, net		8,047
Intangible assets, net		5,528
Other assets		79,951
Accounts payable — trade and other		(38,431)
Other liabilities		(20,003)

		129,595

III. Deduction of capital surplus and others (I — II)	￦	151,556

(*)	The Parent Company provided 1,260,668 shares of its treasury shares as considerations, and the fair value of the considerations was ￦335,338 million at the transfer date.
In addition, assuming that the business combination occurred at the beginning of the reporting period, the Group would have additionally recognized revenue of ￦172,905 million and net profit of ￦19,512 million.
4)    Business combination under common control: Acquisition of Device business unit by SK Telink Co., Ltd.
During the year ended December 31, 2018, SK Telink Co., Ltd., the subsidiary owned by the Parent Company, acquired a device business in exchange of ￦4,450 million in cash from SK Holdings Co., Ltd., the ultimate controlling entity of the Parent Company. As this transaction is a business combination under common control, the difference between the consideration and carrying amount of net assets amounting to ￦1,018 million was deducted from capital surplus and others.